UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Curtis Brown
Address: 120 Montgomery Street
         Suite 1790
         San Francisco, CA  94104

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Curtis Brown
Title:     Sole Proprietor
Phone:     (415) 616-9612

Signature, Place, and Date of Signing:

          San  Francisco, CA     February 11, 2000


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       28-                           Curtis Brown & Co.

I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     61

Form13F Information Table Value Total:     140823670


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
AHP                         C                   026609107   290250     5400          FD
AIV                         C                   03748R101   374238     9800          FD
AMAT                        C                   038222105  4416555    46860          FD
AMGN                        C                   031162100   349838     5700          FD
ARI                         C                   039793104   321475    15400          FD
ATML                        C                   049513104  1269975    24600          FD
BAC                         C                   060505104   472672     9014          FD
BCE                         C                   05534B109   627188     5000          FD
BLS                         C                   079860102   248438     5300          FD
BMY                         C                   110122108  2033828    35066          FD
C                           C                   172967101  3076497    51382          FD
CMB                         C                   16161A108  1182263    13560          FD
CPP                         C                   21922H103  3942619   226100          FD
CPQ                         C                   204493100  2458325    91900          FD
CSCO                        C                   17275R102 29599709   382858          FD
CY                          C                   232806109  2423100    49200          FD
DIS                         C                   254687106   297000     7200          FD
EMC                         C                   268648102   333900     2650          FD
EPG                         C                   283905107   371769    92079          FD
FATB                        C                   311889109   259500    24000          FD
FLEX                        C                   Y2573F102  3169688    45000          FD
FNM                         C                   313586109  5237688    92600          FD
FON                         C                   852061100  2749950    43650          FD
GE                          C                   369604103  2999983    19277          FD
GSNX                        C                   367278108  2609385    65800          FD
GTE                         C                   362320103   826440    11640          FD
HAL                         C                   406216101  2615550    63600          FD
IBM                         C                   459200101   733150     6200          FD
IDTI                        C                   458118106  3134734    79110          FD
INTC                        C                   458140100  8752734    66340          FD
IRF                         C                   460254105   435578    11425          FD
JDSU                        C                   4418159AY   378566     3140          FD
KRI                         C                   499040103  2530213    49370          FD
LHP                         C                   511557100   330125     9500          FD
LOW                         C                   548661107  1067095    18280          FD
MIN                         C                   55273c107   494288    80700          FD
MRK                         C                   589331107   967286    15570          FD
MSFT                        C                   594918104   420325     3956          FD
MUSE                        C                   595094103  1388125    10000          FD
NVLS                        C                   670008101   404100     7200          FD
ORCL                        C                   68389X105  2763725    35404          FD
PCL                         C                   729251108  1103200    44800          FD
PP                          C                   740706106   837834    37550          FD
PRM                         C                   74157K101  4395200   137350          FD
PROX                        C                   744284100   705280     5510          FD
PRSF                        C                   736126103   370094     6500          FD
Q                           C                   749121109  1219200    25400          FD
SBC                         C                   78387G103   623703    14806          FD
SCH                         C                   808518105 17029890   298770          FD
SPLS                        C                   855030102   500000    25000          FD
SUNW                        C                   866810104   702773     7500          FD
TXN                         C                   882508104   480000     3000          FD
USW                         C                   91273H101   479325     6600          FD
VIAN                        C                   92553n107   308200     9200          FD
WCOM                        C                   55268B106  1040466    22962          FD
WFC                         C                   949746101  3165053    77670          FD
WMB                         C                   969457100  4539842   103325          FD
WMT                         C                   931142103   863207    15278          FD
WSM                         C                   969904101   713000    23000          FD
XLNX                        C                   983919101  2807344    33900          FD
XOM                         C                   30231G102   582192     7464          FD